Income Taxes	12 Months Ended
Mar. 31, 2019
Foreign Currency [Abstract]
Income Taxes

3. Income Taxes

BRITISH VIRGIN ISLANDS

The Company was incorporated in the British Virgin Islands and, under the current laws of the British Virgin Islands, is not subject to income taxes.

HONG KONG

No Hong Kong Profits Tax has been provided in the financial statements as Alpha Ultimate Ltd, United Asia Medical Network Co Ltd and Montrose Food & Wine H.K. Limited were in a tax loss position during the year.